UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):        [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            MM Capital, LLC
          -------------------------------------------------
Address:         1325 Avenue of The Americas, 28th Floor
          -------------------------------------------------
                 New York, New York 10019
          -------------------------------------------------

Form 13F File Number: 028-13800

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Markus Hausberger
          -------------------------------------------------
Title:           Managing Member
          -------------------------------------------------
Phone:           (212) 763-8432
          -------------------------------------------------
Signature, Place, and Date of Signing:

             /s/ Markus Hausberger             New York, NY    November 15, 2012
          -------------------------------   ----------------- -----------------
                      [Signature]             [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
                                        ----------------------
Form 13F Information Table Entry Total:          47
                                        ----------------------
Form 13F Information Table Value Total:    $402,075
                                        ----------------------
                                             (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE.

                           FORM 13F INFORMATION TABLE

        COLUMN 1        COLUMN 2   COLUMN 3   COLUMN 4             COLUMN 5         COLUMN 6   COLUMN 7            COLUMN 8
                        TITLE OF               VALUE      SHARES/            PUT/  INVESTMENT   OTHER          VOTING AUTHORITY
    NAME OF ISSUER       CLASS       CUSIP    (X1000)     PRN AMT   SH/PRN   CALL  DISCRETION  MANAGERS     SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------

Sanofi                  Right
                     12/31/2020    80105N113       37      22,300    SH        Put     Sole                22,300
Sanofi                  Right
                     12/31/2020    80105N113       76      45,200    SH        Put     Sole                45,200
SPDR S&P 500 ETF Tr     TR Unit    78462F103    2,879      20,000    SH        Put     Sole                20,000
SPDR S&P 500 ETF Tr     TR Unit    78462F103    3,326      23,100    SH        Put     Sole                23,100
SPDR S&P 500 ETF Tr     TR Unit    78462F103   19,652     136,500    SH        Put     Sole               136,500
SPDR S&P 500 ETF Tr     TR Unit    78462F103   11,402      79,200    SH        Put     Sole                79,200
SPDR S&P 500 ETF Tr     TR Unit    78462F103    3,700      25,700    SH        Put     Sole                25,700
SPDR S&P 500 ETF Tr     TR Unit    78462F103   12,021      83,500    SH        Put     Sole                83,500
SPDR S&P 500 ETF Tr     TR Unit    78462F103    2,908      20,200    SH        Put     Sole                20,200
SPDR S&P 500 ETF Tr     TR Unit    78462F103    2,879      20,000    SH        Put     Sole                20,000
SPDR S&P 500 ETF Tr     TR Unit    78462F103    2,879      20,000    SH        Put     Sole                20,000
SPDR S&P 500 ETF Tr     TR Unit    78462F103    2,879      20,000    SH        Put     Sole                20,000
SPDR S&P 500 ETF Tr     TR Unit    78462F103   19,162     133,100    SH        Call    Sole               133,100

        COLUMN 1        COLUMN 2   COLUMN 3   COLUMN 4             COLUMN 5         COLUMN 6   COLUMN 7            COLUMN 8
                        TITLE OF               VALUE      SHARES/            PUT/  INVESTMENT   OTHER          VOTING AUTHORITY
    NAME OF ISSUER       CLASS       CUSIP    (X1000)     PRN AMT   SH/PRN   CALL  DISCRETION  MANAGERS     SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------

SPDR S&P 500 ETF Tr     TR Unit    78462F103   10,596      73,600    SH        Call    Sole                73,600
SPDR S&P 500 ETF Tr     TR Unit    78462F103   12,381      86,000    SH        Call    Sole                86,000
SPDR S&P 500 ETF Tr     TR Unit    78462F103   24,403     169,500    SH        Call    Sole               169,500
SPDR S&P 500 ETF Tr     TR Unit    78462F103    3,556      24,700    SH        Call    Sole                24,700
SPDR S&P 500 ETF Tr     TR Unit    78462F103   29,355     203,900    SH        Call    Sole               203,900
SPDR S&P 500 ETF Tr     TR Unit    78462F103    8,509      59,100    SH        Call    Sole                59,100
SPDR S&P 500 ETF Tr     TR Unit    78462F103   19,119     132,800    SH        Call    Sole               132,800
SPDR S&P 500 ETF Tr     TR Unit    78462F103    4,924      34,200    SH        Call    Sole                34,200
SPDR S&P 500 ETF Tr     TR Unit    78462F103    7,199      50,000    SH        Put     Sole                50,000
SPDR S&P 500 ETF Tr     TR Unit    78462F103    1,584      11,000    SH        Put     Sole                11,000
SPDR S&P 500 ETF Tr     TR Unit    78462F103    4,319      30,000    SH        Put     Sole                30,000
SPDR S&P 500 ETF Tr     TR Unit    78462F103    7,890      54,800    SH        Put     Sole                54,800
SPDR S&P 500 ETF Tr     TR Unit    78462F103    4,679      32,500    SH        Put     Sole                32,500
SPDR S&P 500 ETF Tr     TR Unit    78462F103    2,721      18,900    SH        Put     Sole                18,900
SPDR S&P 500 ETF Tr     TR Unit    78462F103    3,441      23,900    SH        Put     Sole                23,900

        COLUMN 1        COLUMN 2   COLUMN 3   COLUMN 4             COLUMN 5         COLUMN 6   COLUMN 7            COLUMN 8
                        TITLE OF               VALUE      SHARES/            PUT/  INVESTMENT   OTHER          VOTING AUTHORITY
    NAME OF ISSUER       CLASS       CUSIP    (X1000)     PRN AMT   SH/PRN   CALL  DISCRETION  MANAGERS     SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------

SPDR S&P 500 ETF Tr     TR Unit    78462F103    3,729      25,900    SH        Call    Sole                25,900
SPDR S&P 500 ETF Tr     TR Unit    78462F103    3,743      26,000    SH        Call    Sole                26,000
SPDR S&P 500 ETF Tr     TR Unit    78462F103    9,790      68,000    SH        Call    Sole                68,000
SPDR S&P 500 ETF Tr     TR Unit    78462F103   24,101     167,400    SH        Call    Sole               167,400
SPDR S&P 500 ETF Tr     TR Unit    78462F103   31,717     220,300    SH        Call    Sole               220,300
SPDR S&P 500 ETF Tr     TR Unit    78462F103   23,510     163,300    SH        Call    Sole               163,300
SPDR S&P 500 ETF Tr     TR Unit    78462F103    2,304      16,000    SH        Call    Sole                16,000
SPDR S&P 500 ETF Tr     TR Unit    78462F103   10,078      70,000    SH        Put     Sole                70,000
SPDR S&P 500 ETF Tr     TR Unit    78462F103    2,879      20,000    SH        Put     Sole                20,000
SPDR S&P 500 ETF Tr     TR Unit    78462F103    7,199      50,000    SH        Put     Sole                50,000
SPDR S&P 500 ETF Tr     TR Unit    78462F103    2,879      20,000    SH        Put     Sole                20,000
SPDR S&P 500 ETF Tr     TR Unit    78462F103    4,319      30,000    SH        Put     Sole                30,000
SPDR S&P 500 ETF Tr     TR Unit    78462F103    14,397    100,000    SH        Put     Sole               100,000
SPDR S&P 500 ETF Tr     TR Unit    78462F103    5,759      40,000    SH        Put     Sole                40,000
SPDR S&P 500 ETF Tr     TR Unit    78462F103    2,879      20,000    SH        Put     Sole                20,000

        COLUMN 1        COLUMN 2   COLUMN 3   COLUMN 4             COLUMN 5         COLUMN 6   COLUMN 7            COLUMN 8
                        TITLE OF               VALUE      SHARES/            PUT/  INVESTMENT   OTHER          VOTING AUTHORITY
    NAME OF ISSUER       CLASS       CUSIP    (X1000)     PRN AMT   SH/PRN   CALL  DISCRETION  MANAGERS     SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------

SPDR S&P 500 ETF Tr     TR Unit    78462F103    2,879      20,000    SH        Put     Sole                20,000
SPDR S&P 500 ETF Tr     TR Unit    78462F103    8,854      61,500    SH        Put     Sole                61,500
SPDR S&P 500 ETF Tr     TR Unit    78462F103    3,945      27,400    SH        Put     Sole                27,400
SPDR S&P 500 ETF Tr     TR Unit    78462F103    8,638      60,000    SH        Put     Sole                60,000

                                       6